Dec. 29, 2017
Class A, C, I, Y Prospectus | Dreyfus Opportunistic Midcap Value Fund
Dreyfus Opportunistic Midcap Value Fund
December 29, 2017 ADVANTAGE FUNDS, INC. Dreyfus Opportunistic Midcap Value Fund (Class A, C, I and Y Shares) Supplement to Summary Prospectus and Prospectus Dated December 29, 2017

Effective January 12, 2018, the following information supersedes and replaces the first paragraph in "Principal Investment Strategy" in the summary prospectus and the first paragraph in "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies.  The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Russell Midcap® Value Index, the fund’s benchmark index.  As of September 30, 2017, the market capitalizations of the largest and smallest companies included in the index were approximately $34 billion and $2 billion, respectively, and the weighted average and median market capitalizations of the index were approximately $13 billion and $7 billion, respectively.  The fund's portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors: relative value, business health, and business momentum.